Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,439	$2,410
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	1,189	1,306
	$5,627	$5,715